BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

2.BASIS OF PRESENTATION

Basis of Presentation and Principles of Consolidation

The accompanying condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Company’s financial statements were prepared on a consolidated basis and include the accounts of the Company and its wholly owned subsidiaries, as well as an entity in which the Company has a controlling financial interest. All intercompany accounts and transactions have been eliminated in consolidation.

Unaudited Interim Financial Statements

The accompanying unaudited interim condensed consolidated financial statements are presented in accordance with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information. The amounts as of December 31, 2023, have been derived from the Company’s annual audited consolidated financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2023, filed on April 26, 2024 (the “Form 10-K”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted in accordance with such rules and regulations. In the opinion of management, the accompanying unaudited interim condensed consolidated financial statements reflect all adjustments, which consist of normal recurring adjustments, necessary to state fairly the financial position of the Company and its results of operations and cash flows as of and for the periods presented. These unaudited interim condensed consolidated financial statements should be read in conjunction with the Form 10-K. The results of operations for the three months ended March 31, 2024, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2024 or any future period and the Company makes no representations related thereto.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The accounting estimates and assumptions that require management’s most significant, difficult, and subjective judgment include the recognition and measurement of patient service fees, net, hospital, management and other revenue, the collectability of accounts receivable, the fair value measurements of goodwill and intangible assets, the assessment of the recoverability of goodwill, the assessment of useful lives and recoverability of intangible assets and long-lived assets, recognition and measurement of current and deferred income tax assets and liabilities, the assessment of unrecognized tax benefits, the valuation and recognition of stock-based compensation expense, among others. Actual results experienced by the Company may differ from management’s estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods. Significant assumptions, judgments, and estimates that management has made at the end of the reporting period that could result in a material adjustment to the carrying amounts of assets and liabilities in the event that actual results differ from assumptions made, relate to, but are not limited to, the following: patient service fees, net; hospital, management, and other revenue; accounts receivable; and due to/from related parties.

Liquidity and Going Concern

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months, which raised substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing.  The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Common Stock Reverse Split

During July 2024, the Company effectuated a twenty-for-one reverse stock split. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.

Accounting Policies

There have been no changes, except as noted below, to the Company’s significant accounting policies or recent accounting pronouncements during the three months ended March 31, 2024, as compared to the significant accounting policies disclosed in the 10-K for the year ended December 31, 2023, as filed on April 26, 2024.

Accounting Policies Recently Adopted

In August 2020, the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by removing certain separation models such that the embedded conversion features are no longer separated from the host contract. The convertible debt instrument will be accounted for as a single liability measured at amortized cost. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within the year. The adoption of this standard on January 1, 2024, utilizing the modified retrospective method, resulted in a $22 thousand charge to retained earnings.

Recent Accounting Pronouncements Accounting Standards Not Yet Adopted

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires significant segment expenses and other segment related items to be disclosed on an interim and annual basis. The new disclosure requirements are also applicable to companies with a single reportable segment. This guidance is effective on a retrospective basis for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the disclosures within its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires disclosure of specific categories in the effective tax rate reconciliation and additional information for reconciling items that meet a quantitative threshold and further disaggregation of income taxes paid for individually significant jurisdictions. This guidance is effective on a prospective or retrospective basis for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this guidance on the disclosures within its consolidated financial statements.

Reclassifications

Certain amounts for the three months ended March 31, 2023 have been reclassified to conform to the 2024 presentation as it relates to assets held for sale and discontinued operations. Total assets, liabilities, equity, and net loss did not change for the prior periods due to the reclassifications.

Credit Risk

Credit risk arises from cash and cash equivalents and trade and other receivables. The exposure to credit risk was as follows (in thousands):

	March 31,	December 31,
	2023	2023

Cash	$376	$123
Accounts receivable, net	2,065	3,601
Total	$2,441	$3,724

Cash

Cash is held in financial institutions with good standing, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts receivable

On January 1, 2023, the Company adopted Accounting Standards Update No, 2016-13, Measurement of Credit Losses on Financial Instruments, and its related amendments using the prospective method. The new standard requires the use of a current expected credit loss impairment model to develop and recognize credit losses for financial instruments at amortized cost when the asset is first originated or acquired, and each subsequent reporting period.

The cash collection cycles of the Company may be protracted due to the majority of its revenue being billed to third-party commercial insurance payors on an out-of-network basis. The collection cycle for IONM to out-of-network payors may require an extended period to maximize reimbursement on claims, which results in accounts receivable growth tied to the Company’s overall growth in technical and professional service revenues. The collection cycle may consist of multiple payments from out-of-network private insurance payors, as the collection process entails multiple rounds of denials, underpayments, appeals and negotiations as part of the process to maximize the reimbursement yield on claims. Based on the Company’s historical experience, claims generally become uncollectible once they are aged greater than 24 months; as such, included in the Company’s allowance for implicit price concessions is an estimate of the likelihood that a portion of the Company’s accounts receivable may become uncollectible due to age. The Company continues collection efforts on claims aged over 24 months. Collections on claims are recorded as revenue in the period received as such collections represent a subsequent change to the initial estimation of the transaction price.

2. BASIS OF PRESENTATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. All significant intercompany balances and transactions have been eliminated in consolidation.

For entities in which management has determined the Company does not have a controlling financial interest but has varying degrees of influence regarding operating policies of that entity, the Company’s investment is accounted for using the equity method of accounting.

The Company’s fiscal year ends on December 31 and the Company employs a calendar month-end reporting period for its quarterly reporting.

Liquidity and Going Concern

The Company’s current cash balance and estimated cash from operations for the next 12 months is not sufficient to meet the Company’s working capital needs for the next 12 months, which raised substantial doubt as to the Company’s ability to continue as a going concern. The Company intends to seek equity or debt financing and have implemented significant cost cutting measures to mitigate its going concern. Such financings may include the issuance of shares of common stock, warrants to purchase common stock, convertible debt or other instruments that may dilute current stockholders. Financing may not be available on acceptable terms depending on market conditions at the time the Company seeks financing.  The accompanying consolidated financial statements do not include any adjustments that might become necessary should the Company be unable to continue as a going concern.

Common Stock Reverse Split

During March 2023 and July 2024, the Company effectuated a twenty-for-one reverse stock split and an eighteen-for-one reverse stock split, respectively. All share, stock option and warrant information has been retroactively adjusted to reflect the stock split. See Note 10 for additional discussion.

Reclassifications

Certain amounts for the year ended December 31, 2022, and as of December 31, 2022, have been reclassified to conform to the 2023 presentation as it relates to assets held for sale and discontinued operations. Total assets, liabilities, equity, and net loss did not change for the prior periods due to the reclassifications.

Correction of Immaterial Error

During December 2023, the Company identified presentation errors to the consolidated financial statements for the year ended December 31, 2022 and all quarterly periods through September 30, 2023 related to the following: (1) The Company incorrectly presented bad debt expense of $1.4 million related to the termination of MSA agreements as other expense in the statement of operations. This should have been classified within operating expenses. (2) The Company incorrectly presented $620 thousand of finance lease payments within cash flows used in operations, which should have been presented in as cash flows used in financing activities. (3) The Company incorrectly presented long-term acquisition liability payments of $280 thousand within cash flows used in investing activities, which should have been presented as cash flows used in financing activities.

Management evaluated the materiality of the error described above from a qualitative and quantitative perspective. Based on such evaluation, we have concluded the error was immaterial to the year ended December 31, 2022 but material to the year ended December 31, 2023, taking into account the requirements of the SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. Accordingly, we are correcting this error as of December 31, 2022, and have correctly stated the amounts for the year ended December 31, 2022 Consolidated Financial Statements included in this Form 10-K.

Restatement of Previously Issued Unaudited Interim 2023 Financial Statements

As of January 1, 2023, the Company recognized a deferred tax liability related to book to tax timing differences associated with the accretion expense originated from the fair value calculation of the convertible notes. The recorded deferred tax liability was an error which was reversed as of and for the three months ended March 31, 2023, as of and for the three and six months ended June 30, 2023 and as of and for the nine months ended September 30, 2023. This correction impacts the deferred tax liability and retained earnings on the balance sheet and income tax expense on the statement of operations.

During the second quarter of 2023, stock-based compensation benefit was not recorded related to forfeited stock options. In correction of the error in 2023, the Company recorded a stock-based compensation benefit of $144 thousand related to the forfeiture on the unaudited condensed consolidated statement of operations for the three and six months ended June 30, 2023 and the nine months ended September 30, 2023. This correction impacts general and administrative expenses on the statement of operations and additional paid-in capital on the balance sheet.

During the second quarter of 2023, the Company settled a dispute with a commercial insurance payor for $381 thousand less than the amount previously accrued as of June 30, 2023. The error is related to an overstatement of accounts receivable and overstatement of revenue due to pricing concession adjustments related to estimated settlement. This correction impacts accounts receivable on the balance sheet and revenue on the statement of operations.

In accordance with U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 99, Materiality (“SAB 99”), codified in Financial Accounting Standards Boards’ (“FASB”) Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections (“ASC 250”), the Company evaluated the materiality of the above errors from a quantitative and qualitative perspective and concluded that the errors were material to the Company’s 2023 condensed interim consolidated financial statements and the financial statements should be restated to present the identified adjustments. The previously filed Quarterly Reports on Form 10-Q for the quarters ended March 31, 2023, June 30, 2023 and September 30, 2023, are restated in the consolidated financial statements in this Annual Report on Form 10-K, per the tables below.

The following tables show the Company’s unaudited condensed consolidated balance sheets as of March 31, 2023, June 30, 2023 and September 30, 2023 and the Company’s unaudited condensed consolidated income statements for the three months ended March 31, 2023, for the three and six months ended June 30, 2023 and for the three and nine months ended September 30, 2023, and the Company’s unaudited condensed consolidated statement of cash flows for the three months ended March 31, 2023, for the six months ended June 30, 2023 and for the nine months ended September 30, 2023, as previously reported, adjustments and as restated for the periods presented (amounts stated in thousands of dollars except share and per share amounts):

	As of March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Liabilities
Deferred Tax Liability	$1,170	$(1,170)	$—
Total Liabilities	19,728	(1,170)	18,558

Total Shareholders’ Equity
Additional paid-in capital	50,289	—	50,289
Accumulated deficit	(48,870)	1,170	(47,700)
Total shareholders’ equity	1,441	1,170	2,611
Total liabilities and shareholders’ equity	$21,169	$—	$21,169

	Three Months Ended March 31, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$3,211	$—	$3,211
Total operating expenses	3,523	—	3,523
Loss from operations	(3,344)	—	(3,344)
Loss before income taxes	(3,940)	—	(3,940)
Income tax (expense)	(374)	1,170	796
Net loss	(4,314)	1,170	(3,144)
Basic loss per share	(73.61)	19.96	(53.65)
Diluted loss per share	$(73.61)	$19.96	$(53.65)
Weighted average number of shares used in per share calculation - basic	58,607	—	58,607
Weighted average number of shares used in per share calculation - basic	58,607	—	58,607

	Three Months Ended March 31, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(4,314)	$1,170	$(3,144)
Income taxes	$374	$(1,170)	$(796)

	As of June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Total Assets
Accounts Receivable, net	$9,088	$(381)	$8,707
Total current assets	17,903	(381)	17,522
Total assets	20,249	(381)	19,868

Total Liabilities
Deferred Tax Liability	617	(617)	—
Total Liabilities	18,921	(617)	18,304

Total Shareholders’ Equity
Additional paid-in capital	55,434	(144)	55,290
Accumulated deficit	(54,132)	380	(53,752)
Total shareholders’ equity	1,328	236	1,564
Total liabilities and shareholders’ equity	$20,249	$(381)	$19,868

	Three Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$839	$(381)	$458
Total revenue	1,543	(381)	1,162

Gross Margin	(1,859)	(381)	(2,240)

Operating expenses
General and administrative	3,355	(144)	3,211
Total operating expenses	3,605	(144)	3,461
Loss from operations	(5,464)	(237)	(5,701)
Loss before income taxes	(5,807)	(237)	(6,044)
Income tax (expense) benefit	545	(553)	(8)
Net loss	(5,262)	(790)	(6,052)
Basic loss per share	(29.30)	(4.40)	(33.70)
Diluted loss per share	$(29.30)	$(4.40)	$(33.70)
Weighted average number of shares used in per share calculation - basic	179,575	—	179,575
Weighted average number of shares used in per share calculation - basic	179,575	—	179,575

	Six Months Ended June 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Revenue
Professional services	$2,713	$(381)	$2,332
Total revenue	5,095	(381)	4,714

Gross Margin	(1,680)	(381)	(2,061)

Operating expenses
General and administrative	6,566	(144)	6,422
Total operating expenses	7,128	(144)	6,984
Loss from operations	(8,808)	(237)	(9,045)
Loss before income taxes	(9,747)	(237)	(9,984)
Income tax (expense) benefit	171	617	788
Net loss	(9,576)	380	(9,196)
Basic loss per share	(4.45)	(0.24)	(4.69)
Diluted loss per share	$(4.45)	$(0.24)	$(4.69)
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777
Weighted average number of shares used in per share calculation - basic	2,149,777	—	2,149,777

	Six Months Ended June 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(9,576)	$380	$(9,196)
Stock-based compensation	56	(144)	(88)
Accounts receivable	6,055	381	6,436
Income taxes	$(198)	$(617)	$(815)

	As of September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
ASSETS
Accounts Receivable, net	$6,013	$(381)	$5,632
Total current assets	14,338	(381)	13,957
Total assets	15,292	(381)	14,911

Total Liabilities
Deferred Tax Liability	616	(616)	—
Total Liabilities	21,361	(616)	20,745

Total Shareholders’ Equity
Additional paid-in capital	55,475	(144)	55,331
Accumulated deficit	(61,571)	379	(61,192)
Total shareholders’equity	(6,069)	235	(5,834)
Total liabilities and shareholders’ equity	$15,292	$(381)	$14,911

	Nine Months Ended September 30, 2023 (unaudited)
	As Previously Reported	Adjustments	As Restated
Operating expenses
General and administrative	$10,105	$(144)	$9,961
Total operating expenses	10,195	(144)	10,051
Loss from operations	(11,967)	(237)	(12,204)
Loss from continuing operations before income taxes	(13,611)	(237)	(13,848)
Income tax benefit on continuing operations	171	617	788
Loss from continuing operations	(13,440)	380	(13,060)
Loss from discontinued operations, net of tax	(3,575)	—	(3,575)
Net loss	(17,015)	380	(16,635)
Basic loss per share	(88.01)	1.97	(86.04)
Diluted loss per share	$(88.01)	$1.97	$(86.04)
Weighted average number of shares used in per share calculation - basic	193,334	—	193,334
Weighted average number of shares used in per share calculation - basic	193,334	—	193,334

	Nine Months Ended September 30, 2023 (unaudited)
Net cash used in operating activities	As Previously Reported	Adjustments	As Restated
Net loss	$(17,015)	$(380)	$(17,395)
Stock-based compensation	(107)	(144)	(251)
Accounts receivable	9,130	381	9,511
Deferred income taxes	$(216)	$(617)	$(833)

Credit Risk

Credit risk arises from cash and trade and other receivables.  The exposure to credit risk was as follows (in thousands):

	December 31,	December 31,
	2023	2022

Cash	$123	$905
Accounts receivable, net	3,601	15,143
Due from MSAs	—	4,913
Total	$3,724	$20,961